Per Share Data (Reconciliation of Differences between Basic and Diluted Earnings Per Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net Income attributable to ORIX Corporation shareholders	¥ 91,105	¥ 89,610	¥ 219,205	¥ 211,920
Adjustment to Net Income	(1)	0	(1)	0
Net income used to calculate basic earnings per share	91,104	89,610	219,204	211,920
Adjustment to Net Income	1	0	1	0
Net income used to calculate diluted earnings per share	¥ 91,105	¥ 89,610	¥ 219,205	¥ 211,920
Weighted-average shares	1,154,484	1,174,396	1,161,753	1,183,372
Effect of dilutive securities
Stock compensation	1,965	1,572	1,842	1,488
Weighted-average shares for diluted EPS computation	1,156,449	1,175,968	1,163,595	1,184,860
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥ 78.91	¥ 76.3	¥ 188.68	¥ 179.08
Diluted	¥ 78.78	¥ 76.2	¥ 188.39	¥ 178.86